GENERAL (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 01, 2022	Mar. 30, 2023	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 27, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated deficit				$ 102,926	$ 95,469
Net cash used in operating activities				4,654	9,413
Cash, cash equivalents and restricted cash				4,505	4,604		$ 3,952
Net working capital				21,051
Amount of secured financing									$ 20,000
Remaining available secured financing								$ 6,000
Amount raised from private equity placement			$ 3,200
Gross proceeds of subordinated debt			$ 12,000		$ 12,000
Amount of direct offering cost	$ 4,650,000
Warrant issued purchase of ordinary shares	313,000					564,869
Pre-funded warrant issued purchase of ordinary shares	440,159
Warrants exercise price	$ 0.0001
Concurrent private placement of warrant to purchase ordinary shares	564,869
Concurrent private placement of exercise price	$ 7					$ 3.08
Subsequent Event [Member]
Amount of direct offering cost		$ 2,400,000
Warrant issued purchase of ordinary shares		485,000
Pre-funded warrant issued purchase of ordinary shares		1,032,615
Warrants exercise price		$ 0.00001
Concurrent private placement of warrant to purchase ordinary shares		1,517,615
Concurrent private placement of exercise price		$ 1.66
Secured Credit Facility [Member] | Fortress Investment Group [Member]
Remaining available secured financing				$ 6,000